Average Annual Total Returns	State Street/Ramius Managed Futures Strategy Fund Class I 5/1/2014 - 5/1/2014	State Street/Ramius Managed Futures Strategy Fund Class A 5/1/2014 - 5/1/2014	State Street/Ramius Managed Futures Strategy Fund - Return After Taxes on Distributions Class I 5/1/2014 - 5/1/2014		State Street/Ramius Managed Futures Strategy Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I 5/1/2014 - 5/1/2014		State Street/Ramius Managed Futures Strategy Fund Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index (does not reflect deduction for fees, expenses or taxes) 5/1/2014 - 5/1/2014
[AverageAnnualReturnAbstract]
1 Year	2.94%	(2.88%)	2.94%	[1]	1.66%	[1]	0.07%
Since Inception	(0.83%)	(3.45%)	(0.83%)	[1]	(0.63%)	[1]	0.08%
Inception Date	Sep. 13, 2011	Sep. 13, 2011	Sep. 13, 2011	[1]	Sep. 13, 2011	[1]	Sep. 13, 2011

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown for Class I shares only and after-tax returns for Class A shares will vary.